Schedule of income tax benefit (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense		¥ 177
Deferred income tax benefit		2,470	(10,167)	(7,880)
Total	$ 379	¥ 2,647	¥ (10,167)	¥ (7,880)